Stock-based Compensation - Summary of Restricted Common Stock Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested as of December 31, 2022 | shares	2,902
Granted | shares	0
Vested | shares	2,902
Repurchased | shares	0
Unvested as of December 31, 2023 | shares	0
Weighted average fair value, Unvested as of December 31, 2022 | $ / shares	$ 0.59
Weighted average fair value, Granted | $ / shares	0
Weighted average fair value, Vested | $ / shares	0.23
Weighted average fair value, Repurchased | $ / shares	0
Weighted average fair value, Unvested as of December 31, 2023 | $ / shares	$ 0